Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended											12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member]	Jan. 17, 2013 Commercial [Member]	Dec. 31, 2012 Commercial [Member]	Dec. 31, 2013 Residential Mortgage Loans Held-for-Sale [Member]	Dec. 31, 2012 Residential Mortgage Loans Held-for-Sale [Member]	Dec. 31, 2013 Interest Rate Lock Commitments on Residential Mortgages [Member]	Dec. 31, 2012 Interest Rate Lock Commitments on Residential Mortgages [Member]	Dec. 31, 2013 Specific Reserve [Member]	Dec. 31, 2012 Specific Reserve [Member]	Dec. 31, 2012 Specific Reserve [Member] Loan One [Member]	Dec. 31, 2012 Specific Reserve [Member] Loan Two [Member]	Dec. 31, 2013 Without Specific Reserve [Member]	Dec. 31, 2012 Without Specific Reserve [Member]	Dec. 31, 2013 Without Specific Reserve [Member] Loan One [Member]	Dec. 31, 2012 Without Specific Reserve [Member] Loan One [Member]	Dec. 31, 2013 Without Specific Reserve [Member] Loan Two [Member]	Dec. 31, 2012 Without Specific Reserve [Member] Loan Two [Member]	Dec. 31, 2012 Bank Properties [Member] Property	Dec. 31, 2013 Commercial Properties [Member] Property	Dec. 31, 2012 Commercial Properties [Member] Property	Dec. 31, 2013 Residential Properties [Member] Property	Dec. 31, 2012 Residential Properties [Member] Property
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value exceeded the aggregate principal balance loans held-for-sale	$ 312,000	$ 2,100,000
Residential mortgage loans held-for-sale 90 or more days past due	15,400,000	37,551,000	89,487,000					0	0
Future default rate	3.60%
Assumption used in cash flow model	3 years
Market spreads first pooled security	5.00%
Market spreads second pooled security	8.00%
Change in fair value discount rate for pooled issue	3.00%
Decrease due to change in applicable discount rate for pooled issue	1,500,000
Increase due to change in applicable discount rate for pooled issue	2,200,000
Change in fair value discount rate for single issue	3.00%
Decrease due to change in applicable discount rate for single issue	934,000
Increase due to change in applicable discount rate for single issue	430,000
Pull through percentage based upon historical experience				75.00%	70.00%
Change in fair value discount rate for interest lock commitment	20.00%
Change in fair value of interest rate lock commitments	7,000
Investment securities available for sale	440,097,000	443,182,000								119,000	847,000
Impaired loans with an aggregate carrying amount												2,600,000	5,800,000			8,700,000	70,800,000
Collateral securities unrecovered	1,700,000	4,800,000
Specific Reserve Change	933,000	1,000,000
Charge-offs												3,000,000		2,000,000	1,700,000			14,100,000	30,100,000	11,600,000	13,800,000
Change in fair value of bank properties																						733,000
Decrease in fair value commercial properties																							4,000	439,000
Change in fair value of residential properties																									71,000	149,000
Number of real estate properties																						6	1	6	2	4
Total real estate owned measured at fair value	726,000	1,900,000
Commercial loan, sold to third party, value						45,800,000
Commercial loan, sold to third party, book balance						35,100,000
Proceeds from sale of loans						21,900,000	21,900,000
Net loss upon transfer to loans held for sale		5,900,000
Period of sale execution	2013-01
Valuation allowance for loan servicing assets	$ 177,000	$ 118,000